NET LOSS PER SHARE	6 Months Ended
Jun. 30, 2024
Earnings Per Share [Abstract]
NET LOSS PER SHARE	NET LOSS PER SHARE
The Company uses the weighted average ownership percentages during the period to calculate the net loss per share attributable to public shareholders and the noncontrolling interest holders. The following table sets forth the computation of basic and diluted net loss using the treasury stock method:

(In thousands of U.S. dollars, except for share and per share amounts)	Six months ended June 30, 2024	Six months ended June 30, 2023
Numerator:
Net loss	$(12,906)	$(36,780)
Net loss attributable to noncontrolling interest	(2,831)	(7,366)
Net loss attributed to Class A shareholders - basic and diluted EPS	(10,075)	(29,414)
Denominator:
Weighted-average basic shares outstanding	107,366,433	86,876,187
Effect of dilutive securities	—	—
Weighted-average diluted shares	107,366,433	86,876,187
Basic and diluted net loss per share	$(0.09)	$(0.34)
The following table represents potential ordinary shares outstanding that were excluded from the computation of diluted net loss per share of common share because their effect would have been anti-dilutive:

	Six months ended June 30, 2024	Six months ended June 30, 2023
Warrants	29,533,282	29,533,282
Stock options	18,626,273	19,464,214
Restricted stock	2,151,446	3,033,771
Total	50,311,001	52,031,267